Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1 – Organization and Basis of Presentation

Organization

Dror Ortho-Design, Inc., a Delaware corporation (the “Company”), was incorporated as Novins Technologies, Inc. in the State of New Mexico in April 1999. On February 26, 2002, the Company changed its state of incorporation to Delaware by merging with Novint Technologies, Inc., a Delaware corporation. On August 14, 2023, the Company changed its name from “Novint Technologies, Inc.” to “Dror Ortho-Design, Inc.” On that date, the Company succeeded the business of Dror Ortho-Design, Ltd. (“Private Dror”) as its sole line of business. The Company is involved in the research and development of an orthodontic alignment platform and has not yet reached the sales stage for its product.

The Company’s stock is quoted on the OTC Pink Market under the symbol “DROR.”

Going Concern and Management’s Plans

The financial statements are presented on a going concern basis. The Company has not yet generated any material revenues, has suffered recurring losses from operations with an accumulated deficit of $23,315,352 and negative working capital of $3,751,932 as of June 30, 2026, and is dependent upon external sources for financing its operations and repayment of its liabilities. This raises substantial doubt as to the Company’s ability to continue as a going concern. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital, its research and commercialization efforts, regulatory approvals, and ultimately the market acceptance of the Company’s products. There is no assurance that the Company will be successful in raising these funds. These financial statements do not include adjustments that may result from the outcome of these uncertainties. The Company is exploring additional fundraising opportunities.

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION:

Organization

Dror Ortho-Design, Inc., a Delaware corporation (the “Company”) was incorporated as Novint Technologies, Inc. in the State of New Mexico in April 1999. On February 26, 2002, the Company changed its state of incorporation to Delaware by merging with Novint Technologies, Inc., a Delaware corporation. On August 14, 2023, following a share exchange agreement, the Company changed its name from “Novint Technologies, Inc.” to “Dror Ortho-Design, Inc.”. Following the Share Exchange (as defined below), the Company succeeded the business of Dror Ortho-Design, Ltd. (“Private Dror”) as its sole line of business. The Company is involved in the research and development of an orthodontic alignment platform and has not yet reached the sales stage for its product.

The Company’s stock is quoted on the OTC Pink Market under the symbol “DROR.”

Going Concern and Management’s Plans

The financial statements are presented on a going concern basis. The Company has not yet generated any material revenues, has suffered recurring losses from operations with an accumulated deficit of $22,051,543 and negative working capital of $2,717,780 as of December 31, 2025, and is dependent upon external sources for financing its operations and repayment of its liabilities. This raises substantial doubt as to the Company’s ability to continue as a going concern. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital, its research and commercialization efforts, regulatory approvals, and ultimately the market acceptance of the Company’s products. There is no assurance that the Company will be successful in raising these funds. These financial statements do not include adjustments that may result from the outcome of these uncertainties. Subsequent to the balance sheet date, on February 26, 2026, the Company received $200,000 in the form of bridge notes from existing investors (See Note 15). The Company is exploring additional fundraising opportunities.